Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	AOCI Attributable to Parent [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2023	$ 8,869	$ (317)	$ 35,005	$ (7,778)	$ 79,653	$ 115,432
Net earnings	0	0	0	0	17,345	17,345
Net current period other comprehensive income	0	317	0	0	0	317
Issuance of restricted stock	4	0	(4)	0	0	0
Paid in capital – restricted stock units	0	0	246	0	0	246
Repurchase of shares	0	0	0	(5,151)	0	(5,151)
Cash dividends	0	0	0	0	(714)	(714)
Balance at Mar. 31, 2024	8,873	0	35,247	(12,929)	96,284	127,475
Net earnings	0	0	0	0	6,085	6,085
Net current period other comprehensive income						0
Issuance of restricted stock	4	0	(4)	0	0	0
Paid in capital – restricted stock units	0	0	151	0	0	151
Repurchase of shares	0	0	0	(171)	0	(171)
Cash dividends	0	0	0	0	(1,115)	(1,115)
Balance at Mar. 31, 2025	$ 8,877	$ 0	$ 35,394	$ (13,100)	$ 101,254	$ 132,425